Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	¥ 13,374
Investment property at ending of period	13,193	¥ 13,374
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	13,374	14,217
Investment property at ending of period	13,193	13,374
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	16,626	17,285
Investment property at ending of period	16,854	16,626
Buildings [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	14,971	15,385
Additions	266	(414)
Deduction in investment property	(11)
Investment property at ending of period	15,226	14,971
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(1,597)	(1,168)
Additions	(437)	(429)
Deduction in investment property	1
Investment property at ending of period	¥ (2,033)	¥ (1,597)